Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Beginning of the year	¥ 224,284	¥ 314,505
Additions	163,583	55,702
Disposals, net	(7,008)	(3,075)
Depreciation charge	(135,975)	(138,531)	¥ (127,386)
Exchange difference	(472)	(4,317)
End of the year	244,412	224,284	314,505
Cost
Property and equipment
Beginning of the year	559,520	527,885
End of the year	697,036	559,520	527,885
Accumulated depreciation
Property and equipment
Beginning of the year	(330,077)	(212,538)
End of the year	(446,994)	(330,077)	(212,538)
Exchange difference
Property and equipment
Beginning of the year	5,159	842
End of the year	5,630	5,159	842
Office and telecommunication equipment
Property and equipment
Beginning of the year	51,039	64,380
Additions	30,484	13,235
Disposals, net	(1,285)	(2,220)
Depreciation charge	(21,682)	(21,716)
Exchange difference	(108)	(2,640)
End of the year	58,448	51,039	64,380
Office and telecommunication equipment | Cost
Property and equipment
Beginning of the year	103,462	108,561
End of the year	126,626	103,462	108,561
Office and telecommunication equipment | Accumulated depreciation
Property and equipment
Beginning of the year	(49,454)	(43,852)
End of the year	(65,102)	(49,454)	(43,852)
Office and telecommunication equipment | Exchange difference
Property and equipment
Beginning of the year	2,969	329
End of the year	3,076	2,969	329
Right-of-use properties
Property and equipment
Beginning of the year	120,941	181,997
Additions	118,030	38,646
Disposals, net	(5,723)	(855)
Depreciation charge	(88,974)	(97,924)
Exchange difference	(273)	(923)
End of the year	144,001	120,941	181,997
Right-of-use properties | Cost
Property and equipment
Beginning of the year	362,322	329,409
End of the year	461,605	362,322	329,409
Right-of-use properties | Accumulated depreciation
Property and equipment
Beginning of the year	(240,317)	(147,271)
End of the year	(316,267)	(240,317)	(147,271)
Right-of-use properties | Exchange difference
Property and equipment
Beginning of the year	1,064	141
End of the year	1,337	1,064	141
Leasehold improvements
Property and equipment
Beginning of the year	52,304	68,128
Additions	15,069	3,821
Depreciation charge	(25,319)	(18,891)
Exchange difference	(91)	(754)
End of the year	41,963	52,304	68,128
Leasehold improvements | Cost
Property and equipment
Beginning of the year	93,736	89,915
End of the year	108,805	93,736	89,915
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning of the year	(40,306)	(21,415)
End of the year	(65,625)	(40,306)	(21,415)
Leasehold improvements | Exchange difference
Property and equipment
Beginning of the year	1,126	372
End of the year	¥ 1,217	¥ 1,126	¥ 372